Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for First PEO(1)(2)	Compensation Actually Paid to First PEO(1)(3)	Summary Compensation Table Total for Second PEO(1)(3)	Compensation Actually Paid to Second PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of an initial $100 Investment:		Net Income ($ Millions)(6)	Organic Net Sales ($ Millions)(7)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$10,916,848	($14,971,122)	$7,494,081	$5,406,384	$5,939,808	$2,071,956	$70.42	$117.05	$1,470	$14,863
2024	$13,167,969	$16,087,516	$—	$—	$4,154,171	$4,782,844	$84.82	$113.13	$1,030	$15,460
2023	$19,722,593	$16,974,909	$—	$—	$5,837,043	$5,295,491	$81.56	$97.45	$1,664	$15,688

Company Selected Measure Name	Organic net sales
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Thibaut Mongon (First PEO) Kirk Perry (Second PEO)	Amit Banati, Michael Wondrasch, Carlton Lawson, Matthew Orlando, Paul Ruh
2024	Thibaut Mongon	Paul Ruh, Carlton Lawson, Ellie Bing Xie, Meredith Stevens
2023	Thibaut Mongon	Paul Ruh, Carlton Lawson, Ellie Bing Xie, Meredith Stevens

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Consumer Staples Sector for the period beginning on May 4, 2023, through the end of the applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules
(Item 402(v) of Regulation S-K). The CAP calculation for 2025 includes the end-of-year value of awards granted during the fiscal year and the year-over-year change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years (for 2023, measured from the Separation through year-end), regardless of if, when, or at which intrinsic value those awards will actually vest. To calculate
CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	First PEO Fiscal Year 2025 ($)	Second PEO Fiscal Year 2025 ($)	NEO Average Fiscal Year 2025 ($)
Summary Compensation Table Total	$10,916,848	$7,494,081	$5,939,808
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,451,189)	(5,201,290)	(3,287,413)
(Minus): Change in Pension Value	—	—	(79,000)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	230,036	1,095,392	1,582,637
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(5,565,118)	—	(1,211,365)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	6,068	1,993,893	19,313
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	277,485	—	1,242
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(12,015,262)	—	(942,077)
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	(369,990)	24,308	48,811
Compensation Actually Paid	$(14,971,122)	$5,406,384	$2,071,956
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC
Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 14, 2022 and July 31, 2025 used an expected term between 0.5 years and 7.47 years in 2025, as compared to an expected term between 5.48 years and 7.0 years used to calculate the grant date fair value of these stock options.

Non-PEO NEO Average Total Compensation Amount	$ 5,939,808	$ 4,154,171	$ 5,837,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,071,956	4,782,844	5,295,491
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules
(Item 402(v) of Regulation S-K). The CAP calculation for 2025 includes the end-of-year value of awards granted during the fiscal year and the year-over-year change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years (for 2023, measured from the Separation through year-end), regardless of if, when, or at which intrinsic value those awards will actually vest. To calculate
CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	First PEO Fiscal Year 2025 ($)	Second PEO Fiscal Year 2025 ($)	NEO Average Fiscal Year 2025 ($)
Summary Compensation Table Total	$10,916,848	$7,494,081	$5,939,808
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,451,189)	(5,201,290)	(3,287,413)
(Minus): Change in Pension Value	—	—	(79,000)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	230,036	1,095,392	1,582,637
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(5,565,118)	—	(1,211,365)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	6,068	1,993,893	19,313
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	277,485	—	1,242
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(12,015,262)	—	(942,077)
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	(369,990)	24,308	48,811
Compensation Actually Paid	$(14,971,122)	$5,406,384	$2,071,956
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC
Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 14, 2022 and July 31, 2025 used an expected term between 0.5 years and 7.47 years in 2025, as compared to an expected term between 5.48 years and 7.0 years used to calculate the grant date fair value of these stock options.

Compensation Actually Paid vs. Total Shareholder Return	Compared to 2024, CAP to our PEOs and the average CAP for non-PEO NEOs declined in 2025, while our cumulative TSR and
Organic net sales also decreased over the same period. CAP declined year-over-year primarily because the value of equity awards issued to our PEOs and non-PEO NEOs decreased from the prior year. 2024 CAP included, for selected NEOs, one-time incentive awards related to the Separation from J&J.

Compensation Actually Paid vs. Company Selected Measure	Compared to 2024, CAP to our PEOs and the average CAP for non-PEO NEOs declined in 2025, while our cumulative TSR and
Organic net sales also decreased over the same period. CAP declined year-over-year primarily because the value of equity awards issued to our PEOs and non-PEO NEOs decreased from the prior year. 2024 CAP included, for selected NEOs, one-time incentive awards related to the Separation from J&J.

Total Shareholder Return Vs Peer Group	Our cumulative TSR decreased between 2024 and 2025, compared to the increase in the cumulative TSR of the S&P
500 Consumer Staples Sector over the same period. The year-over-year decrease in CAP for the PEOs and the average CAP for non-PEO NEOs is directionally aligned with the decrease to the company’s net organic sales, which is one of the most important performance measures in our executive incentive program.

Total Shareholder Return Amount	$ 70.42	84.82	81.56
Peer Group Total Shareholder Return Amount	117.05	113.13	97.45
Net Income (Loss)	$ 1,470,000,000	$ 1,030,000,000	$ 1,664,000,000
Company Selected Measure Amount	14,863,000,000	15,460,000,000	15,688,000,000
PEO Name		Thibaut Mongon	Thibaut Mongon
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on May 4, 2023, the date our common stock commenced regular-way trading on the New York Stock Exchange, through the end of the applicable fiscal year, assuming reinvestment of dividends.
	The dollar amounts reported represent the Net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic net sales
Non-GAAP Measure Description	Organic net sales is a non-GAAP financial measure used for purposes of the annual incentive plan. Organic net sales means our reported
GAAP net sales for the fiscal year ended December 28, 2025, excluding the impact of changes in foreign currency exchange rates and the impact of acquisitions and divestitures. Numbers expressed at each year’s constant-currency-plan foreign currency exchange rates, i.e.,
Business Plan rates.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted gross profit margin
Measure:: 5
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 6
Pay vs Performance Disclosure
Name	Relative total shareholder return
Mongon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,916,848	$ 13,167,969	$ 19,722,593
PEO Actually Paid Compensation Amount	$ (14,971,122)	$ 16,087,516	$ 16,974,909
PEO Name	Thibaut Mongon
Perry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,494,081
PEO Actually Paid Compensation Amount	$ 5,406,384
PEO Name	Kirk Perry
PEO | Mongon [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mongon [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mongon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,451,189)
PEO | Mongon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,036
PEO | Mongon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,565,118)
PEO | Mongon [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,068
PEO | Mongon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,485
PEO | Mongon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,015,262)
PEO | Mongon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(369,990)
PEO | Perry [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Perry [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Perry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,201,290)
PEO | Perry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,095,392
PEO | Perry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Perry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,993,893
PEO | Perry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Perry [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Perry [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,308
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,000)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,287,413)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,582,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,211,365)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,313
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,242
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(942,077)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48,811